INVESTMENTS (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
INVESTMENTS [Abstract]
INVESTMENTS
A.	Available for Sale Securities – Fixed Maturity and Equity Securities

As of June 30, 2011 and December 31, 2010, fixed maturities available for sale represented 45% of total invested assets. The Company’s insurance subsidiaries are regulated by insurance statutes and regulations as to the type of investments they are permitted to make, and the amount of funds that may be used for any one type of investment.  In light of these statutes and regulations, and the Company’s business and investment strategy, the Company generally seeks to invest in United States government and government agency securities and other high quality low risk investments.

At June 30, 2011, the carrying value of fixed maturity securities in default as to principal or interest was immaterial in the context of consolidated assets, shareholders’ equity or results from operations.  The Company has identified securities it may sell and classified them as “investments available for sale”.  Investments available for sale are carried at market, with changes in market value directly recorded to shareholders’ equity.

The amortized cost and estimated market values of investments in securities including investments held for sale are as follows:

June 30, 2011	Original or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Investments available for sale:
Fixed maturities
U.S. Government and govt. agencies and authorities	$92,036,326	$4,141,275	$0	$96,177,601
States, municipalities and political subdivisions	290,000	5,116	0	295,116
Collateralized mortgage obligations	5,442,639	66,570	(4,235)	5,504,974
Public utilities	399,881	59,571	0	459,452
All other corporate bonds	44,318,407	1,610,739	(1,222,713)	44,706,433
	142,487,253	5,883,271	(1,226,948)	147,143,576
Equity securities	11,641,116	183,639	(78,825)	11,745,930
Total	$154,128,369	$6,066,910	$(1,305,773)	$158,889,506

Investment in unconsolidated affiliate	$5,000,000	$188,758	$0	$5,188,758

December 31, 2010	Original or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Investments available for sale:
Fixed maturities
U.S. Government and govt. agencies and authorities	$74,596,648	$4,427,285	$0	$79,023,933
States, municipalities and political subdivisions	330,000	5,198	0	335,198
Collateralized mortgage obligations	16,170,099	510,840	(6,677)	16,674,262
Public utilities	904,139	82,886	0	987,025
All other corporate bonds	50,947,807	2,320,965	(2,383,242)	50,885,530
	142,948,693	7,347,174	(2,389,919)	147,905,948
Equity securities	13,940,811	39,700	(96,254)	13,884,257
Total	$156,889,504	$7,386,874	$(2,486,173)	$161,790,205

Investment in unconsolidated affiliate	$5,000,000	$137,700	$0	$5,137,700

The fair value of investments with sustained gross unrealized losses at June 30, 2011 and December 31, 2010 are as follows:

June 30, 2011	Less than 12 months		12 months or longer		Total

	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Collateralized mortgage obligations	$0	0	$96,687	(4,235)	$96,687	(4,235)
All other corporate bonds	26,541	(757)	1,745,754	(1,221,956)	1,772,295	(1,222,713)
Total fixed maturity	$26,541	(757)	$1,842,441	(1,226,191)	$1,868,982	(1,226,948)

Equity securities	$526,559	(22,041)	$346,389	(56,784)	$872,948	(78,825)

December 31, 2010	Less than 12 months		12 months or longer		Total

	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Collateralized mortgage obligations	$0	0	$104,033	(6,677)	$104,033	(6,677)
All other corporate bonds	13,959,305	(413,862)	2,620,277	(1,969,380)	16,579,582	(2,383,242)
Total fixed maturity	$13,959,305	(413,862)	$2,724,310	(1,976,057)	$16,683,615	(2,389,919)

Equity securities	$1,082,748	(96,254)	$0	0	$1,082,748	(96,254)

The unrealized losses of fixed maturity investments were primarily due to financial market participants’ perception of increased risks associated with the current market environment, resulting in higher interest rates.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the par value of the investment.  The unrealized losses of equity investments were primarily caused by normal market fluctuations in publicly traded securities.

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary.  Based on an evaluation of the issues, including, but not limited to:  intentions to sell or ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover; the length of time and amount of the unrealized loss; and the credit ratings of the issuers of the investments, the Company held ten and six investments as other-than-temporarily impaired at June 30, 2011 and December 31, 2010. Other-than-temporary impairments of $262,067 and $1,478,970 were taken in the first six months of 2011 and during the twelve months ended December 31, 2010, respectively.  The other-than-temporary impairments during 2011 were a mortgage loan impairment as a result of an appraisal valuation as well as several discounted mortgage loans and a foreclosed discounted mortgage loan which were written down to better reflect current expected market values.  The other-than-temporary impairments during 2010 were due to changes in expected future cash flows of investments in stocks as well as in bonds backed by trust preferred securities of banks.  In addition, in 2010, the Company recognized an other-than-temporary impairment in a mortgage loan as a result of its appraisal valuation.  The other-than-temporary impairments are detailed below:

June 30, 2011	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Hafner & Shugarman Enterprise Loan 2	$151,259	$(51,259)	$100,000	$0	$100,000

Hafner & Shugarman Enterprise Loan 3	$395,742	$(95,742)	$300,000	$0	$300,000

Hafner & Shugarman Enterprise Loan 4	$206,440	$(56,440)	$150,000	$0	$150,000
June 30, 2011	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Jarvis Development	$769,119	$(39,119)	$730,000	$0	$730,000

HJ Management Corp, Inc. Loan 1	$2,500	$(2,500)	$0	$0	$0

HJ Management Corp, Inc. Loan 2	$3,005	$(3,005)	$0	$0	$0

HJ Management Corp, Inc. Loan 3	$2,949	$(2,949)	$0	$0	$0

HJ Management Corp, Inc. Loan 4	$4,250	$(4,250)	$0	$0	$0

First Pyramid Investment Group Loan 1	$925	$(925)	$0	$0	$0

First Pyramid Investment Group	$17,313	$(5,878)	$11,435	$0	$11,435

December 31, 2010	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Preferred Term Securities I	$416,157	$(136,935)	$279,222	$(206,924)	$72,298

Preferred Term Securities II	$2,161,808	$(473,319)	$1,688,489	$(1,621,946)	$66,543

Investors Heritage Capital Corp	$618,348	$(215,174)	$403,174	$0	$403,174

Jarvis Development	$858,867	$(128,867)	$730,000	$0	$730,000

SFF Royalty	$1,934,336	$(68,643)	$1,865,693	$0	$1,865,693

Amen Properties, Inc.	$1,628,432	$(456,032)	$1,172,400	$0	$1,172,400

The amortized cost and estimated market value of debt securities at June 30, 2011, by contractual maturity, is shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Fixed Maturities Available for Sale June 30, 2011	Amortized Cost	Estimated Market Value

Due in one year or less	$0	$0
Due after one year through five years	25,515,285	26,633,118
Due after five years through ten years	31,692,837	34,017,886
Due after ten years	79,836,492	80,987,598
Collateralized mortgage obligations	5,442,639	5,504,974
Total	$142,487,253	$147,143,576

B.	Trading Securities

Securities designated as trading securities are reported at fair value, with gains or losses resulting from changes in fair value recognized in net investment income on the consolidated statements of operations.  Trading securities include exchange-traded equities and exchange-traded equity options.  The fair value of trading securities included in assets was $28,429,912 and $37,029,550 as of June 30, 2011 and December 31, 2010, respectively.  The fair value of trading securities included in liabilities was $(13,315,284) and $(18,429,677) as of June 30, 2011 and December 31, 2010, respectively.  Trading securities’ net unrealized gains were $1,357,344 and $1,803,729 as of June 30, 2011 and December 31, 2010, respectively.  Trading securities carried as liabilities are securities sold short.  A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale.  Realized gains from trading securities were $1,725,993 and $184,546 for the six and twelve months ended June 30, 2011 and December 31, 2010, respectively. Earnings from trading securities are classified in cash flows from operating activities. Trading revenue charged to net investment income from trading securities was:

	Six Months June 30, 2011	Twelve Months December 31, 2010

Type of Instrument	Net Realized and Unrealized Gains (Losses)	Net Realized and Unrealized Gains (Losses)

Equity	$3,083,337	$1,988,275

C.	Derivatives

As of June 30, 2011, the Company held derivative instruments in the form of exchange-traded equity options.  The Company currently does not designate derivatives as hedging instruments.  Exchange-traded equity options are combined with exchange-traded equity securities in the Company’s trading portfolio, with the primary objective of generating a fair return while reducing risk.  These derivatives are carried at fair value, with unrealized gains and losses recognized in net investment income.  The fair value of derivatives included in trading security assets and trading security liabilities as of June 30, 2011 was $3,389,161 and $(13,315,284), respectively. The fair value of derivatives included in trading security assets and trading security liabilities as of December 31, 2010 was $2,244,478 and $(17,246,957), respectively.  Realized gains (losses) due to derivatives were $925,883 and $(305,247) for the six and twelve months ended June 30, 2011 and December 31, 2010, respectively. Unrealized gains (losses) included in income and trading security assets due to derivatives were $(1,980,985) and $1,579,071 as of June 30, 2011 and December 31, 2010, respectively. Unrealized gains (losses) included in income and trading security liabilities due to derivatives were $4,221,729 and $(3,392,010) as of June 30, 2011 and December 31, 2010, respectively.

D.	Mortgages

The Company held mortgage loans on real estate in the amount of $49,812,941 and $59,935,447 at June 30, 2011 and December 31, 2010, respectively.  Included in the amounts are discounted commercial mortgage loans with a carrying value of $38,150,327 and $47,523,860 at June 30, 2011 and December 31, 2010, respectively.

During the first six months of 2011, the Company acquired $9,648,723 of discounted mortgage loans at a total cost of $5,310,953, representing an average purchase price to outstanding loan of 55.04%.  Additionally, during the first six months of 2011, the Company settled, sold, or had paid off mortgage loans totaling $17,118,063.  The Company also recorded approximately $4,834,000 in income from the discounted mortgage loan activity, including $2,423,029 in discount accruals during the first six months of 2011.  During 2010, the Company acquired $111,258,867 of discounted mortgage loans at a total cost of $36,283,278, representing an average purchase price to outstanding loan of 32.6%.  Additionally, during 2010, the Company settled, sold or had paid off discounted mortgage loans totaling $23,607,100.  During 2010, the Company recorded approximately $12,898,000 in income from the discounted mortgage loan activity, including $7,645,258 in discount accruals.  The Company is currently projecting a very positive return from on-going mortgage loan payments from the discounted commercial mortgage loan portfolio.

While management believes the discounted loans will continue to have favorable earnings and outcomes as they are worked through, there can be no assurance this will remain true in future periods.  Changes in the current economy such as an even greater downturn than recently experienced could have a negative impact on the loans, including the financial stability of the borrowers, the borrowers’ ability to pay or to refinance, the value of the property held as collateral and the ability to find purchasers at favorable prices.  As such, management has taken a conservative approach with these investments and has classified all discounted mortgage loans held as non-accrual.  In such status, the Company is not recording any accrued interest income nor is it recording any accrual of discount on the loans held.  Discount accruals reported during 2010 and 2011 were the result of the loan basis already being fully paid.

On the remainder of the mortgage loan portfolio, interest accruals are analyzed based on the likelihood of repayment.  In no event will interest continue to accrue when accrued interest along with the outstanding principal exceeds the net realizable value of the property.  The Company does not utilize a specified number of days delinquent to cause an automatic non-accrual status.

A mortgage loan reserve is established and adjusted based on management’s quarterly analysis of the portfolio and any deterioration in value of the underlying property which would reduce the net realizable value of the property below its current carrying value.  The Company acquired the discounted mortgage loans at below fair value, therefore no reserve for delinquent loans is deemed necessary.  The loan portfolio since purchase is performing very well.  Those loans not currently paying are being vigorously worked by management.  The current discounted commercial mortgage loan portfolio has an average price of 34.5% of face value and management has determined that this deep discount provides a financial cushion or built in allowance for any of the loans that are not currently performing within the portfolio of loans purchased.  The mortgage loan reserve was $0 at June 30, 2011 and December 31, 2010.

As of June 30, 2011, the Company’s discounted mortgage loan portfolio contained 115 loans with a carrying value of $38,150,327.  The loans’ payment performance since inception is shown as follows:

Payment Frequency	Number of Discounted Loans	Carrying Value

No payments	35	$9,129,773
One-time payment received	15	3,488,814
Irregular payments received	28	15,092,373
Periodic payments received	37	10,439,367
Total	115	$38,150,327

The following table summarizes discounted mortgage loan holdings of the Company:

Category	June 30, 2011	December 31, 2010

In good standing	$7,780,490	$9,665,059
Overdue interest over 90 days	9,479,798	16,192,815
Restructured	9,547,643	4,306,800
In process of foreclosure	11,342,396	17,359,186
Total discounted mortgage loans	$38,150,327	$47,523,860

Total foreclosed discounted mortgage loans	$24,204,102	$8,939,548

At June 30, 2011, the Company has 44 discounted mortgage loans totaling $11,342,396 in the process of foreclosure and 21 discounted mortgage loans totaling $9,547,643 under a repayment plan or restructuring.  At December 31, 2010, the Company had 26 discounted mortgage loans totaling $17,359,186 in the process of foreclosure and 19 discounted mortgage loans totaling $4,306,800 under a repayment plan or restructuring.

During the first six months of 2011, the Company foreclosed on seven discounted mortgage loans with a total carrying value of $12,617,310.  Five foreclosed loans were transferred to real estate and two foreclosed loans are now UG’s majority-owned subsidiaries, Wingate of St. Johns Holding, LLC and Northwest Florida of Okaloosa Holding, LLC.  During 2010, the Company foreclosed on 20 discounted mortgage loans with a total carrying value of $8,939,548.  Of these foreclosures, 17 loans totaling $8,411,458 were transferred to real estate while one loan is now UG’s wholly owned subsidiary, Sand Lake, LLC.  Subsequent to the foreclosures, two foreclosed loans were sold with the Company realizing a gain of $51,949 upon the sale during 2010.

During the first six months of 2011, the Company recognized an other-than-temporary impairment of $39,119 on one of its mortgage loans as a result of a recent appraisal.  In addition, upon further evaluation of several discounted mortgage loans and one foreclosed discounted mortgage loan, the Company’s basis in these investments were written down slightly to better reflect current expected market values.

5.        ANALYSIS OF INVESTMENTS, INVESTMENT INCOME AND INVESTMENT GAIN

A.       NET INVESTMENT INCOME - The following table reflects net investment income by type of investment:

	2010	2009

Fixed Maturities Available for Sale	$5,577,292	$8,464,738
Equity Securities	891,777	970,778
Trading Securities	5,143,204	13,661
Mortgage Loans	1,176,747	2,442,908
Discounted Mortgage Loans	12,897,978	987,387
Real Estate	6,600,327	6,086,901
Policy Loans	864,416	868,114
Short-term Investments	57,339	55,375
Cash	10,761	44,368
Total Consolidated Investment Income	33,219,841	19,934,230
Investment Expenses	(8,361,004)	(5,693,437)
Consolidated Net Investment Income	$24,858,837	$14,240,793

The following table reflects net realized investment gains (losses) by type of investment:

2010	Gross Realized Gains	Gross Realized (Losses)	Net Realized Gains (Losses)

Fixed Maturities Available for Sale	$811,175	$(3,334)	$807,841
Fixed Maturities Available for Sale - OTTI	0	(610,254)	(610,254)
Equity Securities	0	(21,360)	(21,360)
Equity Securities - OTTI	0	(726,828)	(726,828)
Real Estate	51,949	0	51,949
Mortgage Loans - OTTI	0	(128,867)	(128,867)
Other	0	(13,019)	(13,019)
Consolidated Net Realized Losses	$863,124	$(1,503,662)	$(640,538)

2009	Gross Realized Gains	Gross Realized (Losses)	Net Realized Gains (Losses)

Fixed Maturities Available for Sale	$3,996,328	$(4,054,347)	$(58,019)
Fixed Maturities Available for Sale - OTTI	0	(2,007,174)	(2,007,174)
Equity Securities	6,273,996	(5,077,207)	1,196,789
Real Estate	159,282	0	159,282
Other	79,594	0	79,594
Consolidated Net Realized Losses	$10,509,200	$(11,138,728)	$(629,528)

B.	INVESTMENT SECURITIES

The amortized cost and estimated market values of investments in securities including investments available for sale are as follows:

2010	Original or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Investments available for sale:
Fixed maturities
U.S. Government and govt. agencies and authorities	$74,596,648	$4,427,285	$0	$79,023,933
States, municipalities and political subdivisions	330,000	5,198	0	335,198
Collateralized mortgage obligations	16,170,099	510,840	(6,677)	16,674,262
Public utilities	904,139	82,886	0	987,025
All other corporate bonds	50,947,807	2,320,965	(2,383,242)	50,885,530
	142,948,693	7,347,174	(2,389,919)	147,905,948
Equity securities	13,940,811	39,700	(96,254)	13,884,257
Total	$156,889,504	$7,386,874	$(2,486,173)	$161,790,205

Investment in unconsolidated affiliate	$5,000,000	$137,700	$0	$5,137,700

2009	Original or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Investments available for sale:
Fixed maturities
U.S. Government and govt. agencies and authorities	$73,298,975	$1,773,136	$(1,375,073)	$73,697,038
States, municipalities and political subdivisions	2,567,650	44,274	(192,776)	2,419,148
Collateralized mortgage obligations	17,992,385	829,076	0	18,821,461
All other corporate bonds	44,821,388	1,443,401	(1,497,743)	44,767,046
	138,680,398	4,089,887	(3,065,592)	139,704,693
Equity securities	14,316,463	29,000	(1,022,141)	13,323,322
Total	$152,996,861	$4,118,887	$(4,087,733)	$153,028,015

Investment in unconsolidated affiliate	$5,000,000	$57,762	$0	$5,057,762

The Company held three fixed maturity investments totaling $75,329,675 and five fixed maturity investments of $74,397,459 that exceeded 10% of shareholder’s equity at December 31, 2010 and 2009, respectively.  The Company held no equity investments that exceeded 10% of shareholder’s equity at December 31, 2010 and two equity investments totaling $10,192,382 that exceeded 10% of shareholder’s equity at December 31, 2009.

By insurance statute, the majority of the Company’s investment portfolio is invested in investment grade securities to provide ample protection for policyholders.

Below investment grade debt securities generally provide higher yields and involve greater risks than investment grade debt securities because their issuers typically are more highly leveraged and more vulnerable to adverse economic conditions than investment grade issuers.  In addition, the trading market for these securities is usually more limited than for investment grade debt securities.  Debt securities classified as below-investment grade are those that receive a Standard & Poor’s rating of BB or below.

The Company held, at amortized cost, $138,840 and $1,459,798 in below investment grade investments as of December 31, 2010 and 2009, respectively.  The investments are all classified as All Other Corporate bonds.

The fair value of investments with sustained gross unrealized losses at December 31, 2010 and 2009 are as follows:

	Less than 12 months		12 months or longer		Total
2010	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Collateralized mortgage obligations	$0	0	$104,033	(6,677)	$104,033	(6,677)
All other corporate bonds	13,959,305	(413,862)	2,620,277	(1,969,380)	16,579,582	(2,383,242)
Total fixed maturity	13,959,305	(413,862)	$2,724,310	(1,976,057)	$16,683,615	(2,389,919)

Equity securities	$1,082,748	(96,254)	$0	0	$1,082,748	(96,254)

	Less than 12 months		12 months or longer		Total
2009	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
U.S. Government and govt. agencies and authorities	$46,581,332	(1,375,073)	$0	0	$46,581,332	(1,375,073)
States, municipalities and political subdivisions	0	0	1,247,224	(192,776)	1,247,224	(192,776)
All other corporate bonds	12,305,039	(215,636)	2,514,618	(1,282,107)	14,819,657	(1,497,743)
Total fixed maturity	58,886,371	(1,590,709)	$3,761,842	(1,474,883)	$62,648,213	(3,065,592)

Equity securities	$908,010	(244,095)	$4,474,508	(778,046)	$5,382,518	(1,022,141)

As of December 31, 2010, the Company had three fixed maturity investments and two equity investments with unrealized losses less than 12 months, and five fixed maturity investments and no equity investments with unrealized losses greater than 12 months.  As of December 31, 2009, the Company had eight fixed maturity investments and two equity investments with unrealized losses less than 12 months, and nine fixed maturity investments and three equity investments with unrealized losses greater than 12 months.

The unrealized losses of fixed maturity investments were primarily due to financial market participants’ perception of increased risks associated with the current market environment, resulting in higher interest rates.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment.  The unrealized losses of equity investments were primarily caused by normal market fluctuations in publicly traded securities.

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary.  Based on an evaluation of the issues, including, but not limited to, intentions to sell or ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover; the length of time and amount of the unrealized loss; and the credit ratings of the issuers of the investments, the Company held six investments and two investments as other-than-temporarily impaired at December 31, 2010 and 2009, respectively.  The other-than-temporary impairments during 2010 were due to changes in expected future cash flows of investments in stocks as well as in bonds backed by trust preferred securities of banks.  In addition, the Company recognized an other-than-temporary impairment in a mortgage loan as a result of its appraisal valuation.  The other-than-temporary impairments during 2009 were due to changes in expected future cash flows of investments in bonds backed by trust preferred securities of banks.  The other-than-temporary impairments are detailed below:

2010	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Preferred Term Securities I	$416,157	$(136,935)	$279,222	$(206,924)	$72,298

Preferred Term Securities II	$2,161,808	$(473,319)	$1,688,489	$(1,621,946)	$66,543

Investors Heritage Capital Corp	$618,348	$(215,174)	$403,174	$0	$403,174

Jarvis Development	$739,610	$(128,867)	$730,000	$0	$730,000

SFF Royalty	$1,934,336	$(68,643)	$1,865,693	$0	$1,865,693

Amen Properties, Inc.	$1,628,432	$(456,032)	$1,172,400	$0	$1,172,400

2009	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Preferred Term Securities I	$508,816	$(92,659)	$416,157	$(99,998)	$316,159

Preferred Term Securities II	$4,076,323	$(1,914,515)	$2,161,808	$(1,115,670)	$1,046,138

The amortized cost and estimated market value of debt securities at December 31, 2010, by contractual maturity, is shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Fixed Maturities Available for Sale December 31, 2010	Amortized Cost	Estimated Market Value

Due in one year or less	$10,000	$10,113
Due after one year through five years	17,718,269	19,029,622
Due after five years through ten years	36,490,345	39,997,780
Due after ten years	72,072,217	71,648,908
Collateralized mortgage obligations	16,657,862	17,219,525
Total	$142,948,693	$147,905,948

Securities designated as trading securities are reported at fair value, with gains or losses resulting from changes in fair value recognized in other income on the consolidated statements of operations. Trading securities include exchange traded equities and exchange traded equity options. The fair value of trading securities included in assets was $37,029,550 and $19,613,472 as of December 31, 2010 and 2009, respectively. The fair value of trading securities included in liabilities was $(18,429,677) and $(11,671,911) as of December 31, 2010 and 2009, respectively. Trading securities’ unrealized gains were $5,574,151 and $570,024 as of December 31, 2010 and 2009, respectively. Unrealized losses due to trading securities were $(3,770,422) and $(1,081,360) as of December 31, 2010 and 2009, respectively. Trading securities carried as liabilities are securities sold short. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. Realized gains from trading securities were $184,546 and $525,000 as of December 31, 2010 and 2009, respectively. Trading securities are classified in cash flows from operating activities. Trading revenue charged to net income from trading securities was:

	December 31, 2010	December 31, 2009
Type of Instrument	Net Realized and Unrealized Gains (Losses)	Net Realized and Unrealized Gains (Losses)

Equity	$1,988,275	$13,664

As of December 31, 2010, the Company held derivative instruments in the form of exchange-traded equity options. The Company currently does not designate derivatives as hedging instruments. Exchange traded equity options are matched with exchange traded equity securities in the Company’s trading portfolio, with the primary objective of generating a fair return while reducing risk.  These derivatives are carried at fair value, with unrealized gains and losses recognized in other income.  The fair value of derivatives included in trading security assets and trading security liabilities as of December 31, 2010 was $2,244,478 and $(17,246,957), respectively.  The fair value of derivatives included in trading security assets and trading security liabilities as of December 31, 2009 was $1,054,965 and $(4,753,525), respectively. Realized gains (losses) due to derivatives were $(305,247) and $525,000 December 31, 2010 and December 31, 2009 respectively. Unrealized gains included in trading security assets due to derivatives were $1,579,071 and $110,013 as of December 31, 2010 and December 31, 2009, respectively. Unrealized losses included in trading security liabilities due to derivatives were $(3,392,010) and $(432,720) as of December 31, 2010 and December 31, 2009, respectively.

C.                     INVESTMENTS ON DEPOSIT - At December 31, 2010, investments carried at approximately $6,153,000 were on deposit with various state insurance departments.

D.                     DISCOUNT MORTGAGE LOANS - During the fourth quarter of 2009, the Company began purchasing discounted commercial mortgage loans.  Management has extensive background and experience in the analysis and valuation of commercial real estate and believes there are significant opportunities currently available in the discounted mortgage loan arena.  Experienced personnel of FSNB have also been utilized in the analysis phase.  This experience dates back to discounted loans during the Resolution Trust days where such loans were being sold from defunct savings and loans in the early 1990’s.  The discounted loans are available through the FDIC sale of assets of closed banks and from banks wanting to reduce their loan portfolios.  The loans are available on a loan by loan bid process.  Prior to placing a bid, each loan is reviewed to determine interest level utilizing such information as type of collateral, location of collateral, interest rate, current loan status and available cashflows or other sources of repayment.  Once it is determined interest in the loan remains, the collateral is physically inspected.  Following physical inspection, if interest still remains, a bid price is determined and a bid is submitted.  Once a loan has been acquired, contact is made with the appropriate individuals to begin a dialog with a goal of determining the borrower’s willingness to work together.  There are generally three paths a discounted loan will take:  the borrowers pay as required; a settlement is reached with the loan being paid off at a discounted value; or the loan is foreclosed.

During the fourth quarter of 2009, the Company had acquired $118,368,661 of discounted mortgage loans at a total cost of $35,224,022, representing an average purchase price to outstanding loan of 29.8%.  During 2009, the Company recorded approximately $1,000,000 in income from this loan activity.  During 2010, the Company acquired an additional $111,258,867 of discounted mortgage loans at a total cost of $36,283,278, representing an average purchase price to outstanding loan of 32.6%.  Additionally, during 2010, the Company settled, sold or had paid off discounted mortgage loans totaling $23,607,100.  During 2010, the Company recorded approximately $12,898,000 in income from the discounted mortgage loan activity, including $7,645,258 in discount accruals.  The Company is currently projecting a very positive return from on-going mortgage loan payments from the discounted commercial mortgage loan portfolio.

At December 31, 2010, the Company holds $59,935,447 in mortgage loans in total, which represents approximately 14% of the total assets.  Most mortgage loans are first position loans.  Loans issued are limited to no more than 80% of the appraised value of the property with the exception of one loan whose value of the security to the loan was 100%.  During 2010, the Company recognized an other-than-temporary impairment of $128,867 on this loan as a result of its appraisal valuation.

As of December 31, 2010, the Company’s discounted mortgage loan portfolio contained 131 loans with a carrying value of $47,523,860.  The loans’ payment performance during the past year is shown as follows:

Payment Frequency	Number of Loans	Carrying Value

No payments received	47	$26,731,110
One-time payment received	20	562,919
Irregular payments received	19	7,166,669
Periodic payments received	45	13,063,162
Total	131	$47,523,860

The following table summarizes discounted mortgage loan holdings of the Company:

Category	2010	2009

In good standing	$9,665,059	$7,311,982
Overdue interest over 90 days	16,192,815	26,917,956
Restructured	4,306,800	0
In process of foreclosure	17,359,186	0
Total discounted mortgage loans	$47,523,860	$34,229,938

Total foreclosed discounted mortgage loans	$8,939,548	$2,262,352

During 2010, the Company foreclosed on 20 discounted mortgage loans with a total carrying value of $8,939,548.  Of these foreclosures, 17 loans totaling $8,411,458 were transferred to real estate while one loan is now UG’s wholly owned subsidiary, Sand Lake, LLC.  Subsequent to the foreclosures, two foreclosed loans were sold with the Company realizing a gain of $51,949 upon the sale.